Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 483,448	$ 388,891
Short-term investments	98,633	101,142
Accounts receivable, net	40,274	32,017
Prepaid expenses and other assets	5,686	5,523
Total current assets	628,041	527,573
Property and equipment, net	932	1,084
Right-of-use assets, net	4,565	4,273
Intangible assets, net	72,090	79,866
Goodwill	425,030	426,659
Deferred tax asset	0	180
Other non-current assets	968	906
Total non-current assets	503,585	512,968
Total assets	1,131,626	1,040,541
Liabilities and equity
Accounts payable and accrued expenses	22,629	24,564
Current lease liabilities	2,168	1,444
Income taxes payable	216	3,674
Contract liabilities	1,497	1,861
Current portion of borrowings with related party	0	34,846
Other current liabilities	1,237	1,760
Total current liabilities	27,747	68,149
Long-term borrowings with related party	36,808	0
Non-current lease liabilities	2,953	3,309
Deferred tax liabilities	25,041	17,360
Other non-current liabilities	1,533	1,338
Total non-current liabilities	66,335	22,007
Total liabilities	94,082	90,156
Equity
Share capital	21,198	21,198
Share premium	359,280	359,280
Accumulated comprehensive loss	(4,379)	(4,904)
Retained earnings	661,232	574,623
Equity attributable to DoubleDown Interactive Co., Ltd.	1,037,331	950,197
Equity attributable to non-controlling interests	213	188
Total equity	1,037,544	950,385
Total liabilities and equity	$ 1,131,626	$ 1,040,541